The Company initially accounted for the investment in Bellamar at its fair value of R$769 which included the investment in FIC also at fair value. The fair value of investment in FIC was determined by an independent appraisal (Details) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment In Joint Venture
As of December 31, 2019	R$ 769	R$ 320
Equity accounting		27
Capital Increase		51
Equity on other comprehensive income		82
Discontinued operations		(480)
Corporate restructuring		769
[custom:InvestmentAtFairValue-2]	789	769	R$ 320
Share of profit of associates	47
Dividends received	(11)
Dividends receivable	R$ (16)